Related party transactions (Receivables (Payables) from Related Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Less: Related party payables held as subject to compromise	$ (74.3)
Seadrill
Related Party Transaction [Line Items]
Total related party receivables	7.6	$ 6.9
Total related party payables	81.7	111.0
Less: Related party payables held as subject to compromise	(74.3)	0.0
Related party payables not subject to compromise	7.4	111.0
Seadrill | Trading balances due from Seadrill and subsidiaries
Related Party Transaction [Line Items]
Total related party receivables	7.6	6.9
Seadrill | Trading balances due to Seadrill and subsidiaries
Related Party Transaction [Line Items]
Total related party payables	78.9	79.5
Seadrill | Deferred and contingent consideration to related party - short term portion
Related Party Transaction [Line Items]
Total related party payables	$ 2.8	$ 31.5